Other Expenses Interest Expense [Member] Expense Example - Overlay A Portfolio	Sep. 30, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	843
Expense Example, with Redemption, 10 Years	1,875
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	$ 1,643